Montgomery, McCracken, Walker & Rhoads, llp
attorneys at law

Don E. Felice	123 South Broad Street	Direct Dial
Admitted in	Avenue of the Arts	(215) 772-7385
Pennsylvania & New Jersey	Philadelphia, PA 19109-1029	dfelice@mmwr.com
215-772-1500
Fax 215-772-7620
January 13, 2010
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N. W.
Judiciary Plaza
Washington, D.C. 20549

Re:	The Hirtle Callaghan Trust (“Registrant”)
Post-Effective Amendment No. 47
1933 Act Registration No. 33 87762
1940 Act Registration No. 811 8918
Ladies and Gentlemen:
On behalf of the above-referenced Registrant, please find enclosed herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 47 for the Registrant (the “Amendment”).
The Amendment is being filed under paragraph (a)(2) of Rule 485 in order to reflect the addition of The Commodity Related Securities Portfolio as a new Portfolio to the Trust.

Very truly yours,
/s/ Don E. Felice
Don E. Felice

Enclosure
cc (w/enc):
     Audrey Talley, Esq.
     Robert J. Zion
♦    Philadelphia, PA    ♦    Cherry Hill, NJ    ♦    Wilmington, DE    ♦    Berwyn, PA    ♦   West Chester, PA     ♦
A LIMITED LIABILITY PARTNERSHIP FORMED IN PENNSYLVANIA
LOUIS A. PETRONI — NEW JERSEY RESPONSIBLE PARTNER